Employee Benefit Obligations - Summary of Pension Plan Assets as of Measurement Date (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2.9	$ 2.4
Pension plan asset allocations	100.00%	100.00%
Interest cost	$ 2.2	$ 2.7
Recognized net actuarial (gain) loss	$ (12.0)	$ 15.9
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	6.00%	14.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	17.00%	13.00%
Other plan asset investments
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	77.00%	73.00%
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2.9	$ 2.4	$ 2.4
Interest cost	2.2	2.7	2.8
Expected return on assets	2.3	2.3	2.5
Amortization of transition obligation	(0.2)	0.1	0.4
Recognized net actuarial (gain) loss	(2.3)	(0.6)	(0.9)
Net periodic cost (benefit)	$ 4.9	$ 3.5	$ 4.0